STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
Following is a summary of activity for the year ended December 31, 2011, with respect to restricted stock granted under the 2010 Plan:

		Weighted
	Number of	Average
	Restricted	Grant-Date
Nonvested Restricted Stock	Shares	Fair Value
Nonvested at December 31, 2010	84,893	$4.60
Granted	18,436	$4.60
Vested prior to Share Exchange	(28,243)	$4.60
Vested pursuant to Share Exchange	(69,849)	$4.60
Forfeited	(5,237)	$4.60
Nonvested at December 31, 2011	0	$0

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The assumptions used in the valuation of stock options granted during the three months ended March 31, 2013 were as follows:

Risk-free interest rate	2.02%
Expected term of option	6.0 years
Expected stock price volatility	99.96%
Expected dividend yield	$0.0

The assumptions used in the valuation of stock options granted during the year ended December 31, 2012 were as follows:

Risk-free interest rate	1.87%
Expected term of option	6.5 years
Expected stock price volatility	95.89%
Expected dividend yield	$0.0

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the stock options activity and related information for the 2012 Incentive Stock Option Plan for the year ended December 31, 2012 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	-
Grants	175,000	$30.00	10.00	$-
Exercised	-
Forfeitures or expirations	(25,000)	30.00
Outstanding at December 31, 2012	150,000	$30.00	9.35	$-

Vested and expected to vest at December 31, 2012	150,000	$30.00	9.35	$-
Exercisable at December 31, 2012	-	$-	-	$-